STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 5 – STOCK OPTIONS

The following table presents the Company’s stock option activity for employees and directors of the Company for the nine months ended September 30, 2023:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2022	33,533	21.00
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at September 30, 2023	33,533	21.00
Number of options exercisable at September 30, 2023	31,027	21.88

The aggregate intrinsic value of the awards outstanding as of September 30, 2023, is $0. This amount represents the total intrinsic value, based on the Company’s stock price of $ 3.58 as of September 30, 2023, less the weighted exercise price. This represents the potential amount received by the option holders had all option holders exercised their options as of that date.

Costs incurred in respect of stock options compensation for employees and directors for the nine months ended September 30, 2023 were $18,164 and for the three months ended September 30, 2023 were $3,917.

SAVE FOODS, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 9 – STOCK OPTIONS

On October 18, 2018, the Company adopted the 2018 Share Incentive Plan (the “2018 Equity Incentive Plan”), pursuant to which the Company’s Board of Directors is authorized to grant up to 27,211 options, exercisable into 27,211 shares of Common Stock of the Company. The purpose of the 2018 Equity Incentive Plan is to offer attract and retain the best available personnel, provide incentive to individuals who perform services for the Company and promote the success of the Company’s business.

On June 23, 2020, the Company granted 3,021 options to purchase its Common Stock under the 2018 Equity Incentive Plan. The options shall vest quarterly over two years commencing June 23, 2020, whereby 12.50% of the shares covered by the options will vest on the three month anniversary of June 23, 2020, and 12.50% of the shares covered by the options will vest at the end of each subsequent three month period thereafter over the course of the subsequent 21 months.

On July 1, 2020, the Company granted 10,205 options to purchase its Common Stock under the 2018 Equity Incentive Plan. The options shall vest quarterly over two years commencing June 1, 2020, whereby 12.50% of the shares covered by the options will vest on the three month anniversary of June 1, 2020, and 12.50% of the shares covered by the options will vest at the end of each subsequent three month period thereafter over the course of the subsequent 21 months. The fair value of the options was estimated at a value of $344,767 at the date of issuance using the Black-Scholes option pricing model.

In addition, on July 1, 2020, the Board approved an increase to the share option pool under the 2018 Equity Incentive Plan by 14,210 shares of Common Stock, such that after the increase the total number of shares of Common Stock issuable under the 2018 Equity Incentive Plan is 41,421 shares of Common Stock.

On September 22, 2020, the Board approved an amendment of the terms of the outstanding options granted to certain employees and directors of the Company. According to the new terms, subject to the consummation of equity financing in excess of $1,000,000 and the completion of listing of the Company’s Common Stock for trade on the Nasdaq, and in the event that the employment or engagement of such grantee is either terminated (not for cause) or otherwise changed thereby resulting in the conclusion of such engagement (including voluntary resignation), all outstanding options of such grantee shall vest immediately and shall be exercisable for a period of three years following the termination date.

On August 29, 2022, following the annual meeting of Company’s stockholders, the Company adopted the 2022 Share Incentive Plan (the “2022 Share Incentive Plan”), pursuant to which the Company’s Board of Directors is authorized to grant up to 142,858 options, exercisable into 142,858 shares of Common Stock (or such other number as the board may determine from time to time). The purpose of the 2022 Share Incentive Plan is (1) to afford an incentive to service providers of the Company or any affiliate of the Company, which now exists or is hereafter is organized or acquired by the Company or its affiliates, to continue as service providers, (2) to increase their efforts on behalf of the Company or its affiliates and (3) to promote the success of the Company’s business, by providing such service providers with opportunities to acquire a proprietary interest in the Company through the issuance of shares or restricted shares of Common Stock, and by the grant of options to purchase shares, restricted share units and other share-based awards.

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)

NOTE 9 – STOCK OPTIONS (continue)

The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended December 31, 2022 and 2021:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2021	29,560	23.59
Granted	-	-
Exercised	-	-
Forfeited	(340)	22.05
Expired	(1,702)	22.05
Outstanding at January 1, 2022	27,518	23.66
Granted	6,015	8.75
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2022	33,533	21.00
Number of options exercisable at December 31, 2022	29,516	22.54

The aggregate intrinsic value of the awards outstanding as of December 31, 2022 and 2021 is $0 and $120,614, respectively. These amounts represent the total intrinsic value, based on the Company’s stock price of $ 5.28 and $28.07 as of December 31, 2022 and 2021, respectively, less the weighted exercise price. This represents the potential amount received by the option holders had all option holders exercised their options as of that date.

The fair value of options granted during 2022 was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

2022
Dividend yield	0
Expected volatility (%) (*)	55.37-64.89%
Risk-free interest rate (%) (**)	3.46-3.48%
Expected term of options (years) (***)	5.31-6.31
Exercise price (US dollars)	7-10.5
Share price (US dollars)	20.09
Fair value (US dollars)	2.1-2.2

(*)	Due to the low trading volume of the Company’s Common Stock and lack of historical information, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).

(**)	The risk-free interest rate represented the risk-free rate of $ zero – coupon US Government Loans.

(***)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.

The total fair value estimation of the non-cash compensation of the 2022 grant was approximately $90,665. Expenses incurred in respect of stock-based compensation for employees and directors, for the year ended December 31, 2022 and 2021 were $84,171 and $223,216, respectively. The Group did not recognize an income tax benefit related to stock-based compensation as it’s not recognized for tax purposes in Israel and a full valuation allowance was recorded as it relates to the deferred tax asset of the Company.

As of December 31, 2022, there are 12,995 options available for future grants under the 2018 Equity Incentive Plan and 136,843 options available for future grants under the 2022 Share Incentive Plan